Note 9 - Assumptions Used in Calculating Fair Value of Options (Details) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Minimum [Member]
Common stock fair value (in dollars per share)			$ 0.11
Risk-free interest rate		1.57%	0.75%
Expected stock price volatility		62.60%	69.37%
Maximum [Member]
Common stock fair value (in dollars per share)			$ 0.23
Risk-free interest rate		1.61%	1.76%
Expected stock price volatility		64.59%	70.93%
Common stock fair value (in dollars per share)		$ 0.32
Expected dividend yield	0.00%	0.00%	0.00%
Expected option life (years)		5 years	5 years